Contingent Liabilities - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Loss claimed	¥ 98,000,000
Provision for pending claim	0
Pilot trainees [member]
Disclosure of contingent liabilities [line items]
Guarantees provided on personal bank loans	696,000,000	¥ 696,000,000
Personal bank loans drawn under guarantees	318,000,000	361,000,000
Amount paid to banks due to default of payments	¥ 1,000,000	¥ 5,000,000